Critical Accounting Estimates and Judgments - Additional Information (Detail) S/ in Millions	12 Months Ended
	Dec. 31, 2019 PEN (S/) Well	Dec. 31, 2018 PEN (S/) Well
Disclosure of critical accounting estimates and judgments [line items]
Maximum exposure to tax contingencies	S/ 71.4	S/ 15.7
Percentage of increase/ decrease in Group's gross margins considered for sensitivity analysis	10.00%	10.00%
Pre-tax discount rate used for present value calculation, bond rate period description	3, 5 and 30-year rate used on U.S. bonds
Period to initiate legal actions	8 years
Recovery percent of legal action amount	50.00%
Block one [member]
Disclosure of critical accounting estimates and judgments [line items]
Pre-tax discount rate used for present value calculation	1.58%	2.46%
Block five [member]
Disclosure of critical accounting estimates and judgments [line items]
Pre-tax discount rate used for present value calculation	1.66%	2.51%
Block III [member]
Disclosure of critical accounting estimates and judgments [line items]
Pre-tax discount rate used for present value calculation	2.33%	2.98%
Block IV [member]
Disclosure of critical accounting estimates and judgments [line items]
Pre-tax discount rate used for present value calculation	2.33%	2.98%
Gasoducto Sur Peruano [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of Net Carrying Amount (NCA) of the Concession assets	72.25%
Bottom of range [member] | Viva GyM S.A. [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of voting rights held in subsidiaries	30.00%
Top of range [member] | Viva GyM S.A. [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of voting rights held in subsidiaries	50.00%
Parent company operation [member] | Promotora Larcomar S.A. [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of equity interest in subsidiaries	46.55%	46.55%
Talara, Piura [member]
Disclosure of critical accounting estimates and judgments [line items]
Number of wells closed | Well	189	158
Present value of estimated provision for closure of wells	S/ 50.1	S/ 20.3